Subsequent Events	12 Months Ended
Dec. 31, 2021
Disclosure of events after reporting period [text block] [Abstract]
Subsequent Events
45.	Subsequent Events:

(a)	On January 27, 2022, the Board of Directors of Banco de Chile agreed to convene an Ordinary Shareholders Meeting on March 17, 2022 in order to propose, among other matters, the following:

1.	The following distribution of profits for the year ended on December 31, 2021:

a.	Deduct and withhold from the net income of the year, an amount equivalent to the effect of inflation of the paid capital and reserves according to the variation of the Consumer Price Index that occurred between November 2020 and November 2021, amounting to Ch$253,093,655,744 which will be added to retained earnings from previous periods.
b.	Distribute in the form of a dividend the remaining liquid profit, corresponding to a dividend of Ch$5.34393608948 to each of the 101,017,081,114 shares of the Bank.

Consequently, the distribution as dividend of 68.1% of the profits for the year ending December 31, 2021, will be proposed.

2.	The shareholders who choose to, may at their option apply all or part of their dividend to the optional and transitory taxation regime that contemplates a substitute tax payment for the final taxes, called ISFUT (for its Spanish initials), in accordance with the transitory article 25 of Law No. 21,210. The form and period in which this option can be exercised will be informed in a timely manner.

3.	The dividend, if approved by the Meeting, will be paid on March 31, 2022.

(b)	On March 17, 2022, Banco de Chile reported that at its Ordinary Shareholders’ Meeting, shareholders approved the payment of dividend No. 210 for Ch$5.34393608948 per share, charged to net income corresponding to fiscal year 2021. Following this, shareholders could, at their option apply all or part of their dividend to the optional and transitory taxation regime that contemplates a substitute tax payment for the final taxes, called ISFUT (for its Spanish initials), in accordance with the transitory article 25 of Law No. 21,210. The term to exercise the option expired at 1:00 p.m. on March 29 (Santiago de Chile time). Shareholders who chose the ISFUT option had 11.12877% of the dividend withheld per share chosen for the aforementioned option. The amount withheld will be used to pay the ISFUT. Those shareholders registered in the respective registry at midnight on March 25, 2022 were entitled to receive the dividend. The dividend was paid to all shareholders entitled to it as of March 31, 2022 at any Banco de Chile branch.

In Management’s opinion, there are no other significant subsequent events that affect or could affect the Consolidated Financial Statements of Banco de Chile and its subsidiaries between December 31, 2021 and the date of issuance of these Consolidated Financial Statements.